INVESTMENTS IN JOINT VENTURES AND ASSOCIATE	12 Months Ended
Dec. 31, 2019
INVESTMENT IN JOINT VENTURE
INVESTMENTS IN JOINT VENTURES AND ASSOCIATE

9.           INVESTMENT IN JOINT VENTURE

The Company’s Puren joint venture investment is accounted for under the equity method and had the following carrying values:

	December 31,	December 31,
	2019	2018
Investment in joint venture - Puren	$18.4	$18.3
	$18.4	$18.3

There are no publicly quoted market prices for Puren.

The equity in earnings (losses) of joint ventures is as follows:

	Years ended December 31,
	2019	2018
Puren (a)	$0.1	$0.1
Bald Mountain Exploration Joint Venture (a), (b)	—	(0.4)
	$0.1	$(0.3)
(a)	Represents Kinross’ share of the net earnings (losses) and other comprehensive income (loss).
(b)	On October 2, 2018, the Company acquired the remaining 50% interest in the exploration joint venture it did not already own. See Note 6v.